Note 13 - Subsequent Events (Details Textual) - USD ($)		3 Months Ended		5 Months Ended	9 Months Ended
	Jun. 08, 2018	Sep. 30, 2018	Sep. 30, 2017	Mar. 11, 2019	Sep. 30, 2018	Sep. 30, 2017
The 2018 ATM Offering [Member]
Stock Issued During Period, Shares, New Issues					2,017,046
Shares Issued, Price Per Share		$ 3.49			$ 3.49
Proceeds from Issuance of Common Stock					$ 7,000,000
Proceeds from Issuance of Common Stock, Net		$ 1,579,000			$ 6,827,000
Stock Issuance, Percent of Cash Commission to Issuer		3.00%			3.00%
The 2018 ATM Offering [Member] | Subsequent Event [Member]
Stock Issued During Period, Shares, New Issues				2,145,918
Shares Issued, Price Per Share				$ 1.96
Proceeds from Issuance of Common Stock				$ 4,200,000
Proceeds from Issuance of Common Stock, Net				$ 4,070,000
Stock Issuance, Percent of Cash Commission to Issuer				3.00%
The 2018 Purchase Agreement [Member]
Stock Issued During Period, Shares, New Issues	170,261
The 2018 Purchase Agreement [Member] | Subsequent Event [Member]
Stock Issued During Period, Shares, New Issues				4,167,502
Shares Issued, Price Per Share				$ 1.90
Proceeds from Issuance of Private Placement, Net				$ 7,930,000